Note 10 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-sale Securities Measured On a Recurring Basis - Fair Value, Inputs, Level 3 [Member] - Available-for-sale Securities [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 10 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-sale Securities Measured On a Recurring Basis [Line Items]
Purchases	$ 105,334,483	$ 90,205,903
Redemption	(105,560,595)	(90,323,594)
Realized gain	234,421	106,392
Exchange difference	$ (8,309)	$ 11,299